Retirement Benefit Plans - Analysis of Timing of the Future Pension Payment (Detail) $ in Thousands	Dec. 31, 2019 TWD ($)
Disclosure of net defined benefit liability (asset) [Line Items]
Defined benefit plan expected future pension payments	$ 360,296
Within 1 year [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Defined benefit plan expected future pension payments	35,272
1-2 years [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Defined benefit plan expected future pension payments	34,647
2-5 years [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Defined benefit plan expected future pension payments	122,670
5-10 years [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Defined benefit plan expected future pension payments	$ 167,707